Business Segments [Text Block]	6 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Business Segments [Text Block]

18.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.

The following is a brief explanation of the MUFG Group’s business segments:

Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail businesses of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, this business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities businesses. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. This business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Global Business Group—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through MUFG Union Bank, N.A. and Krungsri), through a global network of nearly 1,200 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs.

Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. This business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes and payment of benefits to scheme members.

Global Markets Business Group—Covers asset and liability management and strategic investments of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUSHD.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB and MUMSS. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective April 1, 2016, the MUFG Group made modifications to internal management accounting rules and practices to clarify the responsibility for profits of each business segment. Net revenues, operating expenses and operating profits (losses) relating to the overseas Japanese corporate business are recorded in both the Corporate Banking Business Group and the Global Business Group. The double-counting of these amounts is eliminated in aggregating the amounts of net revenues, operating expenses and operating profits (losses) of the Retail Banking Business Group, the Corporate Banking Business Group, the Global Business Group and the Trust Assets Business Group, which amounts are shown in the Total of Customer Business column in the tables below. Net revenues, operating expenses and operating profits (losses) relating to the overseas Japanese corporate business were previously recorded only in the Global Business Group. This modification reflected management’s determination that, given the operations of the Corporate Banking Business Group servicing Japanese corporate clients, the Corporate Banking Business Group’s responsibility should be clarified to extend beyond the businesses with Japanese corporate clients in Japan to the businesses with Japanese corporate clients in overseas markets. This modification had the impact of increasing the operating profit of the Corporate Banking Business Group for the six months ended September 30, 2015 by ¥16.4 billion. In addition, other modifications had the impact of increasing the operating profits of the Global Markets Business Group and Other for the same period by ¥0.7 billion and ¥0.5 billion, respectively, and reducing the operating profit of the Global Business Group by ¥1.3 billion. Prior period business segment information has been restated to enable comparisons between the relevant amounts for the six months ended September 30, 2015 and 2016.

Effective April 1, 2016, the MUFG Group also made modifications to internal management accounting rules and practices for MUAH and Krungsri to eliminate the presentation of operating profits for MUAH and Krungsri as sub-categories of the Global Business Group. In prior periods, the presentation of the Global Business Group’s operating profit was broken down into the operating profit attributable to each of MUAH, Krungsri and Other than MUAH/Krungsri. However, management no longer considers the breakdown to reflect the responsibility for profits among MUAH, Krungsri and Other than MUAH/Krungsri, particularly in light of the recent changes to the group company structure in the United States to comply with U.S. Enhanced Prudential Standards.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the six months ended September 30, 2015 and 2016, respectively.

	Customer Business
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2015:
Net revenue:	¥646.6	¥540.8	¥651.0	¥87.9	¥1,829.9	¥332.0	¥14.2	¥2,176.1
BTMU and MUTB:	274.4	431.4	226.2	37.5	916.3	238.2	80.9	1,235.4
Net interest income	177.8	185.7	108.8	—	448.5	129.6	128.6	706.7
Net fees	92.5	193.7	88.2	37.5	396.6	(13.2)	(44.0)	339.4
Other	4.1	52.0	29.2	—	71.2	121.8	(3.7)	189.3
Other than BTMU and MUTB(2)	372.2	109.4	424.8	50.4	913.6	93.8	(66.7)	940.7
Operating expenses	488.9	303.3	417.2	50.9	1,180.3	106.9	75.5	1,362.7

Operating profit (loss)	¥157.7	¥237.5	¥233.8	¥37.0	¥649.6	¥225.1	¥(61.3)	¥813.4

Six months ended September 30, 2016:
Net revenue:	¥584.2	¥501.6	¥579.4	¥82.6	¥1,668.7	¥357.3	¥(10.8)	¥2,015.2
BTMU and MUTB:	243.0	403.6	200.7	35.1	836.2	266.8	61.7	1,164.7
Net interest income	168.2	171.5	92.2	—	413.5	120.3	91.9	625.7
Net fees	71.5	188.8	87.0	35.1	368.8	(2.6)	(37.5)	328.7
Other	3.3	43.3	21.5	—	53.9	149.1	7.3	210.3
Other than BTMU and MUTB(2)	341.2	98.0	378.7	47.5	832.5	90.5	(72.5)	850.5
Operating expenses	480.1	293.2	372.7	52.9	1,124.8	100.8	73.4	1,299.0

Operating profit (loss)	¥104.1	¥208.4	¥206.7	¥29.7	¥543.9	¥256.5	¥(84.2)	¥716.2

Notes:

(1)	Net revenue, operating expenses, and operating profit from Japanese Corporate business in overseas were ¥96.4 billion, ¥80.0 billion, and ¥16.4 billion for the six months ended September 30, 2015, and ¥79.1 billion, ¥74.1 billion, and ¥5.0 billion for the six months ended September 30, 2016, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.
(2)	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2015 and 2016 above to income before income tax expense shown in the accompanying condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2015	2016
	(in billions)
Operating profit	¥813	¥716
Credit for credit losses	7	59
Foreign exchange gains—net	14	1
Trading account profits (losses)—net	(401)	105
Equity investment securities gains—net	44	73
Debt investment securities losses—net	(18)	(36)
Equity in earnings of equity method investees—net	114	128
Other—net	(63)	(40)

Income before income tax expense	¥510	¥1,006